NET INCOME FROM CONTRACTS WITH CUSTOMERS - Income and expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income from contract with customers [abstract]
Banking service fees	$ 1,727,408	$ 1,663,340	$ 1,533,322
Pension and severance fund management	1,174,608	978,504	885,420
Credit card fees	987,973	1,009,472	836,046
Trust activities and portfolio management services	495,929	463,194	353,285
Bonded warehouse services	181,804	188,191	187,237
Commissions on transfers, checks and checkbooks	20,122	22,941	25,181
Office network services	16,289	21,638	24,935
Other commissions and fees	12,011	9,056	29,013
Total income from commissions and fees	4,616,144	4,356,336	3,874,439
Banking services	(616,875)	(617,524)	(473,595)
Sales and services commissions	(294,144)	(250,460)	(340,918)
Fees paid to pension funds sales force	(66,431)	(70,335)	(97,470)
Information processing services of operators	(33,080)	(29,905)	(24,320)
Offices network services	(9,794)	(20,147)	(16,993)
Other	(12,026)	(15,442)	(17,380)
Total expenses from commissions and fees	(1,032,350)	(1,003,813)	(970,676)
Net income from commissions and fees	$ 3,583,794	$ 3,352,523	$ 2,903,763